Related Party Transactions (Detail Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consulting fees - related party	$ 30,000	$ 18,000	$ 90,000	$ 58,500	$ 76,500	$ 120,000
Other income	7,000	$ 0	48,000	$ 0
Fish Lake Property [Member]
Proceeds from related party			50,000
Summa LLC [Member]
Other income	$ 7,000		$ 48,000
Company investment percentage			25